Intangible assets - Key assumptions used to calculate value of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Long term growth rate	3.00%	3.00%
Pretax discount rate	16.00%	16.26%
Carrying amount of goodwill	¥ 0	¥ 0
Minimum
Intangible assets
Revenue growth rate	8.00%	8.00%
Maximum
Intangible assets
Revenue growth rate	55.00%	55.00%